Shareholder Report, Line Graph (Details) 193845_Innovator U.S. Equity Ultra Buffer ETF - May_TF_TSR Annual {TF} - USD ($)							12 Months Ended
	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Apr. 30, 2020	Oct. 31, 2025
Innovator U.S. Equity Ultra Buffer ETF™ - May
Account Value [Line Items]
Line Graph and Table Measure Name							Innovator U.S. Equity Ultra Buffer ETF - May NAV
Accumulated Value	$ 12,861	$ 10,666	$ 10,273	$ 11,126	$ 10,406	$ 10,000	$ 14,071
S&P 500 TR [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500 TR
Accumulated Value	21,017	15,228	13,825	16,191	11,329	10,000	$ 25,525
S&P 500 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name							S&P 500
Accumulated Value	$ 19,590	$ 14,400	$ 13,295	$ 15,813	$ 11,228	$ 10,000	$ 23,486